Leases - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 USD ($) Floor
Franklin Tennessee [Member] | Principal Executive Office [Member] | Initial Lease Agreement [Member]
Leases [Line Items]
Lease term commencement date	May 07, 2019
Lease Expiration Date	Aug. 31, 2020
Franklin Tennessee [Member] | Principal Executive Office [Member] | Modified New Lease Agreement [Member]
Leases [Line Items]
Lease term commencement date	Sep. 01, 2020
San Francisco [Member]
Leases [Line Items]
Lease Expiration Date	Apr. 30, 2022
Number of floors of office subleased | Floor		2
Sublease expiration date	Apr. 30, 2022
Lyndhurst [Member] | Office [Member]
Leases [Line Items]
Lease Expiration Date	May 31, 2022
Operating lease term extension	5 years
MONGOLIA | Office [Member]
Leases [Line Items]
Lease Expiration Date	Sep. 30, 2022
General and Administrative Expense [Member] | Montgomery [Member]
Leases [Line Items]
Operating Lease, Impairment Loss | $		$ 1.6